CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
18. CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables	232,414	185,000
Receivables from financing activities	1,399,997	1,143,968
Current tax receivables	16,054	14,306
Other current assets	153,183	122,224
Total	1,801,648	1,465,498

Trade receivables

The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables due from:
Dealers	85,696	58,446
Sponsorship and commercial activities	42,981	29,666
Brand activities	24,213	23,902
Stellantis Group companies	19,184	23,737
Other	60,340	49,249
Total	232,414	185,000
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice. The increase in trade receivables is mainly driven by higher volumes of cars produced during the period.

Trade receivables due from Stellantis Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A., which is controlled by the Stellantis Group. For additional information, see Note 28 “Related Party Transactions”.

Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities. The Group is not exposed to significant concentration of third party credit risk.

The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables denominated in:
Euro	95,894	78,286
U.S. Dollar	108,369	84,590
Pound Sterling	8,178	3,908
Chinese Yuan	3,203	2,478
Japanese Yen	6,832	11,348
Other currencies	9,938	4,390
Total	232,414	185,000
Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.

Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2022	2021
	(€ thousand)
At January 1,	25,984	28,312
Additional provisions	3,844	2,094
Utilizations	(1,579)	(1,835)
Releases	(2,522)	(2,741)
Other changes	73	154
At December 31,	25,800	25,984
Receivables from financing activities

Receivables from financing activities are as follows:

	At December 31,
	2022	2021
	(€ thousand)
Client financing	1,390,956	1,132,979
Dealer financing	9,041	10,989
Total receivables from financing activities	1,399,997	1,143,968
Receivables from financing activities relate to the financial services portfolio in the United States and are generally secured on the title of cars or other guarantees.

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks, adjusted for forward-looking factors specific to the receivables and the economic environment.

Additional provisions to the allowance for doubtful accounts are recorded within cost of sales in the consolidated income statement.

Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2022	2021
	(€ thousand)
At January 1,	11,204	13,195
Additional provisions	3,064	2,737
Utilizations	(2,587)	(4,507)
Releases	(2,470)	(1,270)
Other changes	739	1,049
At December 31,	9,950	11,204

Client financing

Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisitions. During 2022 the average contractual duration at inception of such contracts was approximately 67 months (66 months in 2021) and the weighted average interest rate was approximately 6.3 percent (approximately 5.2 percent in 2021). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.

Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.

Dealer financing

In 2022, the Group discontinued dealer financing with the exception of one existing long-term loan bearing a rate of interest based on LIBOR plus a variable spread based on dealer’s performance.

Other current assets

Other current assets are detailed as follows:

	At December 31,
	2022	2021
	(€ thousand)
Italian and foreign VAT credits	79,858	61,278
Prepayments	42,908	36,084
Other	30,417	24,862
Total other current assets	153,183	122,224
    Other includes security deposits, amounts due from personnel and other receivables.

At December 31, 2022, the Group had provided guarantees through third parties amounting to €224,630 thousand (€226,878 thousand at December 31, 2021), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc., (ii) tax authorities for VAT reimbursements according to Italian legislation and (iii) customs authorities for duties on import and export activities.

The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	186,757	—	—	45,657	232,414
Receivables from financing activities	208,407	1,060,819	67,992	62,779	1,399,997
Client financing	207,186	1,052,999	67,992	62,779	1,390,956
Dealer financing	1,221	7,821	—	—	9,041
Current tax receivables	16,054	—	—	—	16,054
Other current assets (excluding prepayments)	110,276	—	—	—	110,276
Total	521,494	1,060,819	67,992	108,436	1,758,741

	At December 31, 2021
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,694	70	—	47,237	185,000
Receivables from financing activities	197,207	820,363	73,665	52,733	1,143,968
Client financing	196,018	810,563	73,665	52,733	1,132,979
Dealer financing	1,189	9,800	—	—	10,989
Current tax receivables	14,306	—	—	—	14,306
Other current assets (excluding prepayments)	84,417	998	155	570	86,140
Total	433,624	821,431	73,820	100,540	1,429,414

Overdue amounts represent receivables and other current assets where payments are past their due date.